Employee benefit obligations - Disclosure of Position of Post-Employment Benefit Plan (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Fair value of plan assets	€ 11,823	€ 11,998
Post-employment defined benefit plan
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	(16,452)	(16,585)
Fair value of plan assets	11,823	11,998
Deficit in the plan	(4,629)	(4,587)
Experience adjustments on defined benefit obligation	€ 340	€ (644)